Financial risk management and assessment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management and assessment
Negative cash flows from operating activities	€ (12,873)	€ (18,988)	€ (23,795)